SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	$ 2,228	$ 2,159
Weighted-average interest rate of short-term bank deposits	6.70%	5.10%
Impairment of Property, plant and equipment	$ 0	$ 0	$ 0
Number of reporting units | item	1
Impairment of Goodwill	$ 0	0	0
Capitalization of website and software development costs	4,585	6,628	3,751
Digital Securities Liability	$ 0	648
Monthly salary deposited as insurance fund	8.33%
Severance expense	$ 893	959	647
Participant's compensation (in percentage)	4.00%
Deferred revenue recognized	$ 4,488	1,638	1,615
Deferred revenue	13,920	4,488
Advertising costs	$ 125,625	92,048	$ 63,771
Operating segment | segment	1
Recognition of total ROU assets	$ 13,557	$ 13,278		$ 17,208
Recognition of total ROU liabilities	$ 12,514			$ 17,208